Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory

The components of inventory as of March 31, 2022 and December 31, 2021 were as follows (in thousands):

	March 31, 2022	December 31, 2021
Raw Materials	$746	$694
Finished Goods	229	1,144
Inventory	975	1,838
Less: inventory writedown	—	(8)
Inventory	$975	$1,830

The components of inventory as of December 31, 2021 and 2020 were as follows (in thousands):

	As of December 31,
	2021	2020
Raw Materials	$694	$437
Finished Goods	1,144	700
Inventory	1,838	1,137
Less: inventory write downs	(8)	(105)
Inventory	$1,830	$1,032